Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
General Dynamics Corp. .............. 3,206 $ 708,430
Lockheed Martin Corp. ............... 5,380 2,200,205
Textron, Inc. ...................... 5,856 457,588
3,366,223
Automobiles — 3.0%
Ford Motor Co. .................... 64,999 807,288
General Motors Co. ................. 62,329 2,054,987
Tesla, Inc.
(a)
....................... 7,974 1,995,254
4,857,529
Banks — 1.6%
Bank of America Corp. ............... 65,281 1,787,394
Citigroup, Inc. ..................... 4,474 184,016
KeyCorp ......................... 55,949 602,011
2,573,421
Beverages — 2.2%
Coca-Cola Co. (The) ................ 15,965 893,721
PepsiCo, Inc. ..................... 16,449 2,787,118
3,680,839
Biotechnology — 4.0%
AbbVie, Inc. ...................... 3,471 517,387
Amgen, Inc. ...................... 8,881 2,386,858
Exelixis, Inc.
(a)
..................... 29,676 648,421
Gilead Sciences, Inc. ................ 3,822 286,421
Horizon Therapeutics plc
(a)
............ 915 105,856
Incyte Corp.
(a)
..................... 21,561 1,245,579
Neurocrine Biosciences, Inc.
(a)
.......... 4,873 548,212
Regeneron Pharmaceuticals, Inc.
(a)
....... 540 444,398
Seagen, Inc.
(a)
..................... 367 77,859
Ultragenyx Pharmaceutical, Inc.
(a)
........ 7,575 270,049
6,531,040
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
................. 49,477 6,289,516
Building Products — 0.8%
A O Smith Corp. ................... 5,114 338,189
Builders FirstSource, Inc.
(a)
............ 3,281 408,452
Owens Corning .................... 2,238 305,286
Trane Technologies plc ............... 1,073 217,722
1,269,649
Capital Markets — 2.2%
Moody's Corp. ..................... 6,266 1,981,121
Nasdaq, Inc. ...................... 34,127 1,658,231
3,639,352
Chemicals — 1.7%
Ecolab, Inc. ...................... 10,380 1,758,372
LyondellBasell Industries NV, Class A ..... 786 74,434
Sherwin-Williams Co. (The) ............ 3,687 940,370
2,773,176
Commercial Services & Supplies — 0.7%
Cintas Corp. ...................... 2,041 981,741
Republic Services, Inc. ............... 744 106,028
1,087,769
Construction & Engineering — 1.3%
AECOM ......................... 5,364 445,427
EMCOR Group, Inc. ................. 1,729 363,764
Valmont Industries, Inc. ............... 5,624 1,350,941
2,160,132
Security
Shares
Shares Value
Construction Materials — 0.4%
Martin Marietta Materials, Inc. .......... 462 $ 189,642
Vulcan Materials Co. ................ 2,494 503,838
693,480
Consumer Staples Distribution & Retail — 1.9%
Sysco Corp. ...................... 7,821 516,577
Walmart, Inc. ...................... 16,180 2,587,667
3,104,244
Electric Utilities — 1.2%
IDACORP, Inc. .................... 962 90,091
OGE Energy Corp. .................. 4,989 166,283
Portland General Electric Co. ........... 351 14,209
PPL Corp. ....................... 72,182 1,700,608
1,971,191
Electrical Equipment — 0.3%
AMETEK, Inc. ..................... 3,408 503,566
Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity Ltd. ................. 7,261 896,951
Entertainment — 0.8%
Electronic Arts, Inc. ................. 8,164 982,945
Playtika Holding Corp.
(a)
.............. 39,068 376,225
Warner Bros Discovery, Inc.
(a)
.......... 3,723 40,432
1,399,602
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,203 771,711
Block, Inc., Class A
(a)
................ 26,839 1,187,894
Euronet Worldwide, Inc.
(a)
............. 500 39,690
Fidelity National Information Services, Inc. .. 2,417 133,588
Mastercard, Inc., Class A .............. 8,159 3,230,230
Visa, Inc., Class A
(b)
................. 11,232 2,583,472
7,946,585
Food Products — 1.7%
Archer-Daniels-Midland Co. ............ 16,904 1,274,900
Hershey Co. (The) .................. 7,479 1,496,398
2,771,298
Ground Transportation — 0.3%
CSX Corp. ....................... 5,513 169,525
Norfolk Southern Corp. ............... 355 69,910
Ryder System, Inc. .................. 204 21,818
Saia, Inc.
(a)
....................... 435 173,413
434,666
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories
(b)
................ 4,908 475,340
Boston Scientific Corp.
(a)
.............. 8,957 472,930
Enovis Corp.
(a)
..................... 297 15,661
IDEXX Laboratories, Inc.
(a)
............. 339 148,234
Medtronic plc ..................... 3,659 286,719
ResMed, Inc. ..................... 1,735 256,554
Stryker Corp. ..................... 8,122 2,219,499
3,874,937
Health Care Providers & Services — 2.8%
Elevance Health, Inc. ................ 5,235 2,279,424
Ensign Group, Inc. (The)
(b)
............. 810 75,273
HCA Healthcare, Inc. ................ 3,285 808,044
Tenet Healthcare Corp.
(a)
.............. 1,660 109,378
UnitedHealth Group, Inc. .............. 2,690 1,356,271
4,628,390
Health Care Technology — 0.2%
Teladoc Health, Inc.
(a)
................ 16,622 309,003

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp. ................. 7,526 $ 457,807
McDonald's Corp. .................. 904 238,150
Travel + Leisure Co. ................. 22,147 813,459
1,509,416
Household Durables — 0.8%
DR Horton, Inc. .................... 2,246 241,377
Leggett & Platt, Inc. ................. 18,131 460,709
Toll Brothers, Inc. ................... 8,054 595,674
1,297,760
Household Products — 1.2%
Kimberly-Clark Corp. ................ 15,704 1,897,828
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 17,902 272,110
Industrial Conglomerates — 0.4%
Honeywell International, Inc. ........... 3,730 689,080
Insurance — 3.4%
Everest Group Ltd. .................. 564 209,622
Marsh & McLennan Cos., Inc. .......... 6,911 1,315,163
MetLife, Inc. ...................... 30,518 1,919,888
Reinsurance Group of America, Inc. ...... 5,449 791,140
Travelers Cos., Inc. (The) ............. 7,759 1,267,122
WR Berkley Corp. .................. 599 38,031
5,540,966
Interactive Media & Services — 6.9%
(a)
Alphabet, Inc., Class A ............... 37,357 4,888,537
Alphabet, Inc., Class C ............... 20,791 2,741,294
Meta Platforms, Inc., Class A ........... 12,016 3,607,323
11,237,154
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............. 9,449 1,056,587
Machinery — 3.0%
Illinois Tool Works, Inc. ............... 4,343 1,000,236
Oshkosh Corp. .................... 15,722 1,500,351
Otis Worldwide Corp. ................ 4,789 384,605
Snap-on, Inc. ..................... 3,722 949,333
Timken Co. (The) ................... 3,261 239,651
Xylem, Inc. ....................... 10,080 917,582
4,991,758
Media — 1.5%
Comcast Corp., Class A .............. 21,717 962,932
Fox Corp., Class A .................. 40,239 1,255,457
Fox Corp., Class B .................. 736 21,255
Liberty Media Corp.-Liberty SiriusXM
(a)
.... 11,984 305,113
2,544,757
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp. ..................... 9,797 1,651,970
ConocoPhillips .................... 4,636 555,393
Devon Energy Corp. ................. 26,433 1,260,854
EOG Resources, Inc. ................ 3,268 414,252
Exxon Mobil Corp. .................. 706 83,011
Marathon Oil Corp. .................. 5,042 134,874
Marathon Petroleum Corp. ............ 796 120,467
Pioneer Natural Resources Co. ......... 1,877 430,865
Targa Resources Corp. ............... 6,759 579,381
Valero Energy Corp. ................. 9,101 1,289,703
6,520,770
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
.......... 2,578 109,049
Security
Shares
Shares Value
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. .............. 33,051 $ 1,918,280
Eli Lilly & Co. ..................... 3,223 1,731,170
Johnson & Johnson ................. 5,525 860,519
4,509,969
Residential REITs — 1.3%
Camden Property Trust ............... 11,697 1,106,302
Equity Residential .................. 16,328 958,617
2,064,919
Semiconductors & Semiconductor Equipment — 7.1%
Applied Materials, Inc. ............... 15,680 2,170,896
ARM Holdings plc, ADR
(a)
............. 3,475 185,982
Intel Corp. ....................... 35,408 1,258,754
Lam Research Corp. ................ 1,095 686,313
MaxLinear, Inc.
(a)
................... 7,793 173,394
NVIDIA Corp. ..................... 12,943 5,630,076
NXP Semiconductors NV ............. 2,533 506,397
QUALCOMM, Inc. .................. 8,909 989,434
11,601,246
Software — 10.9%
Adobe, Inc.
(a)
...................... 3,751 1,912,635
Autodesk, Inc.
(a)
.................... 1,525 315,538
Cadence Design Systems, Inc.
(a)
........ 2,813 659,086
Fortinet, Inc.
(a)
..................... 10,908 640,081
Manhattan Associates, Inc.
(a)
........... 8,447 1,669,634
Microsoft Corp. .................... 36,433 11,503,720
RingCentral, Inc., Class A
(a)
............ 2,506 74,253
Salesforce, Inc.
(a)
................... 3,672 744,608
Synopsys, Inc.
(a)
................... 71 32,587
Teradata Corp.
(a)
................... 672 30,253
VMware, Inc., Class A
(a) (b)
............. 879 146,336
17,728,731
Specialized REITs — 0.6%
SBA Communications Corp. ........... 4,578 916,378
Specialty Retail — 1.9%
AutoNation, Inc.
(a)
................... 2,347 355,336
Best Buy Co., Inc. .................. 6,564 456,001
Five Below, Inc.
(a)
................... 2,147 345,452
Penske Automotive Group, Inc.
(b)
........ 2,168 362,186
TJX Cos., Inc. (The) ................. 17,082 1,518,248
3,037,223
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ....................... 67,562 11,567,290
Dell Technologies, Inc., Class C ......... 8,807 606,802
Hewlett Packard Enterprise Co. ......... 86,243 1,498,041
13,672,133
Textiles, Apparel & Luxury Goods — 1.3%
(a)
Lululemon Athletica, Inc. .............. 2,677 1,032,278
Skechers USA, Inc., Class A ........... 21,183 1,036,908
2,069,186
Trading Companies & Distributors — 1.0%
WW Grainger, Inc. .................. 2,447 1,692,933
Total Long-Term Investments — 99 .1%
(Cost: $ 154,097,009 ) ............................. 161,722,512

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 1,710,877 $ 1,710,877
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(e)
....................... 3,669,415 3,670,516
Total Short-Term Securities — 3 .3%
(Cost: $ 5,381,393 ) .............................. 5,381,393
Total Investments — 102 .4%
(Cost: $ 159,478,402 ) ............................. 167,103,905
Liabilities in Excess of Other Assets — (2.4) % ............ (3,838,643)
Net Assets — 100.0% ..............................
$ 163,265,262
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,988,821 $ — $ (277,944)
(a)
$ — $ — $ 1,710,877 1,710,877 $ 61,485 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 852,127 2,815,899
(a)
— 2,574 (84) 3,670,516 3,669,415 7,115
(b)
—
$ 2,574 $ (84) $ 5,381,393 $ 68,600 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 12/15/23 $ 1,730 $ (41,409)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 161,722,512 $ — $ — $ 161,722,512
Short-Term Securities
Money Market Funds ...................................... 1,710,877 — — 1,710,877
$ 163,433,389 $ — $ — $ 163,433,389
Investments Valued at NAV
(a)
...................................... 3,670,516
$ 167,103,905
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (41,409) $ — $ — $ (41,409)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Advantage Large Cap Core V.I. Fund

Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust